Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS — 4.3%
	COMMUNICATIONS — 1.6%
$134,794	CSC Holdings LLC 5.318% (1-Month Term Libor+250 basis points), 4/15/2027[1,2,3]	$126,454
	CONSUMER DISCRETIONARY — 2.3%
160,000	AAdvantage Loyalty IP Ltd. 7.460% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	155,440
31,000	Griffon Corp. 5.590% (1-Month Term SOFR+250 basis points), 1/20/2029[1,2,3]	29,877
		185,317
	TECHNOLOGY — 0.4%
29,325	Presidio Holdings, Inc. 6.323% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	28,445
	TOTAL BANK LOANS
	(Cost $356,525)	340,216
	CORPORATE BONDS — 90.6%
	COMMUNICATIONS — 7.9%
121,000	AMC Networks, Inc. 4.250%, 2/15/2029[2]	89,442
70,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 5/1/2032[2]	53,387
83,000	Discovery Communications LLC 3.625%, 5/15/2030[2]	68,136
57,000	DISH DBS Corp. 5.875%, 11/15/2024	50,873
108,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	97,999
100,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	92,774
111,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	98,928
99,000	Lumen Technologies, Inc. 7.650%, 3/15/2042	66,999
		618,538
	CONSUMER DISCRETIONARY — 30.0%
96,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	75,077
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	51,329
121,000	Beazer Homes USA, Inc. 5.875%, 10/15/2027[2]	93,473

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$85,000	Boyd Gaming Corp. 4.750%, 12/1/2027[2]	$75,226
91,000	Brinker International, Inc. 3.875%, 5/15/2023	89,403
111,000	Carnival Corp. 7.200%, 10/1/2023[4]	109,233
82,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 6.500%, 10/1/2028[2]	75,850
75,000	Cinemark USA, Inc. 8.750%, 5/1/2025[2,5]	75,734
77,000	Dana, Inc. 5.625%, 6/15/2028[2]	63,418
40,000	Delta Air Lines, Inc. 2.900%, 10/28/2024[2]	37,135
45,000	Ford Motor Co. 9.625%, 4/22/2030[2]	49,992
87,000	General Motors Financial Co., Inc. 2.350%, 2/26/2027[2]	73,842
113,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	104,813
122,000	Griffon Corp. 5.750%, 3/1/2028[2]	104,920
89,410	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	85,741
77,000	KB Home 7.625%, 5/15/2023[2]	76,911
123,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[2]	102,573
136,000	MGM Resorts International 4.750%, 10/15/2028[2]	113,811
58,000	QVC, Inc. 4.850%, 4/1/2024	54,595
186,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	184,605
85,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	80,538
123,000	Tenneco, Inc. 5.000%, 7/15/2026[2]	119,618
110,000	Travel + Leisure Co. 6.000%, 4/1/2027[2]	99,125
101,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	87,335

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$158,179	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	$131,007
155,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	144,387
		2,359,691
	CONSUMER STAPLES — 0.5%
43,000	Kraft Heinz Foods Co. 3.000%, 6/1/2026[2]	39,685
	ENERGY — 18.9%
75,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. 1.231%, 12/15/2023	71,915
79,000	Buckeye Partners LP 4.125%, 12/1/2027[2]	65,995
77,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	76,614
87,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[2]	82,556
75,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/2028[2,5]	71,531
40,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	37,227
92,000	Hess Corp. 4.300%, 4/1/2027[2]	86,584
117,000	HollyFrontier Corp. 2.625%, 10/1/2023	113,236
80,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 8/1/2026[2,5]	76,670
40,000	Matador Resources Co. 5.875%, 9/15/2026[2]	38,600
36,000	Murphy Oil Corp. 5.750%, 8/15/2025[2]	34,887
49,000	NuStar Logistics LP 5.750%, 10/1/2025[2]	45,412
60,000	Oceaneering International, Inc. 4.650%, 11/15/2024[2]	54,731
90,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[2]	73,844
82,000	PDC Energy, Inc. 6.125%, 9/15/2024[2]	80,698
81,000	Southern Natural Gas Co. LLC 0.625%, 4/28/2023[2,5]	78,778

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$118,000	Southwestern Energy Co. 5.700%, 1/23/2025[2]	$115,534
106,000	Sunoco LP / Sunoco Finance Corp. 5.875%, 3/15/2028[2]	96,192
44,000	Targa Resources Corp. 4.200%, 2/1/2033[2]	36,625
80,000	Vermilion Energy, Inc. 6.875%, 5/1/2030[2,4,5]	73,600
85,000	Western Midstream Operating LP 3.350%, 2/1/2025[2]	79,023
		1,490,252
	FINANCIALS — 22.8%
67,000	Air Lease Corp. 4.125% (USD 5 Year Tsy+315 basis points)[2,6,7]	45,977
113,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	112,418
56,000	Ally Financial, Inc. 8.000%, 11/1/2031	58,685
145,000	Capital One Financial Corp. 4.985% (SOFR Rate+216 basis points), 7/24/2026[2,7]	141,780
70,000	Citigroup, Inc. 6.250% (3-Month USD Libor+452 basis points)[2,6,7]	67,158
55,000	Fidelity National Information Services, Inc. 5.100%, 7/15/2032[2]	51,626
128,000	Goldman Sachs Group, Inc. 4.543% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	127,228
118,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	110,323
60,000	iStar, Inc. 4.750%, 10/1/2024[2]	59,172
44,000	MetLife, Inc. 10.750%, 8/1/2039[2]	57,299
79,000	Morgan Stanley 3.700%, 10/23/2024	77,021
105,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	90,746
103,000	Navient Corp. 5.875%, 10/25/2024	97,592
	OneMain Finance Corp.
129,000	7.125%, 3/15/2026	116,328
81,000	4.000%, 9/15/2030[2]	56,838

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$87,000	Pacific Life Global Funding II 1.375%, 4/14/2026[5]	$76,257
65,000	Radian Group, Inc. 6.625%, 3/15/2025[2]	63,350
101,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	87,870
130,000	Service Properties Trust 4.500%, 3/15/2025[2]	108,642
127,000	Starwood Property Trust, Inc. 4.750%, 3/15/2025[2]	115,424
84,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[2,5]	75,796
		1,797,530
	HEALTH CARE — 3.5%
	Encompass Health Corp.
72,000	4.500%, 2/1/2028[2]	61,679
40,000	4.750%, 2/1/2030[2]	32,894
83,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	80,259
102,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[4]	98,574
		273,406
	INDUSTRIALS — 1.7%
107,000	Titan International, Inc. 7.000%, 4/30/2028[2]	98,205
45,000	United Rentals North America, Inc. 4.000%, 7/15/2030[2]	37,174
		135,379
	MATERIALS — 2.0%
	Allegheny Technologies, Inc.
40,000	5.875%, 12/1/2027[2]	36,414
71,000	5.125%, 10/1/2031[2]	58,013
62,000	Carpenter Technology Corp. 7.625%, 3/15/2030[2]	59,693
		154,120
	TECHNOLOGY — 1.0%
45,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.400%, 6/1/2027[2,4]	42,467

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$40,000	Xilinx, Inc. 2.950%, 6/1/2024[2]	$38,970
		81,437
	UTILITIES — 2.3%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	62,078
122,000	Southern Co. 5.113%, 8/1/2027	118,821
		180,899
	TOTAL CORPORATE BONDS
	(Cost $7,993,963)	7,130,937
	MUNICIPAL BONDS — 1.0%
	GOVERNMENTS — 1.0%
75,000	State of California 5.000%, 9/1/2052[2]	79,546
	TOTAL MUNICIPAL BONDS
	(Cost $81,228)	79,546

Number of Shares
	PREFERRED STOCKS — 0.9%
	FINANCIALS — 0.9%
60	Wells Fargo & Co., 7.500%[6,8]	71,910
	TOTAL PREFERRED STOCKS
	(Cost $83,610)	71,910

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$219,590	UMB Bank Demand Deposit, 0.01%[9]	219,590
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $219,590)	219,590
	TOTAL INVESTMENTS — 99.6%
	(Cost $8,734,916)	7,842,199
	Other Assets in Excess of Liabilities — 0.4%	29,018
	TOTAL NET ASSETS — 100.0%	$7,871,217

LP – Limited Partnership

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $528,366, which represents 6.7% of total net assets of the Fund.
[6]	Perpetual security. Maturity date is not applicable.
[7]	Variable rate security.
[8]	Convertible security.
[9]	The rate is the annualized seven-day yield at period end.